INCOME TAXES (BENEFIT) (Tables)	12 Months Ended
Mar. 31, 2016
INCOME TAXES (BENEFIT)
Schedule of components of income (loss) from operations before income taxes and income taxes (benefit)

	Thousands of Yen
	2014	2015	2016
Income (loss) from operations before income taxes:
Domestic	¥(315,434)	¥502,845	¥(235,186)
Foreign	(233,769)	(44,548)	6,436
Total	¥(549,203)	¥458,297	¥(228,750)
Income taxes (benefit)-current
Domestic	¥20,325	¥82,915	¥121,253
Foreign	2,974	(44)	92,062
Total	¥23,299	¥82,871	¥213,315
Income taxes (benefit)-deferred
Domestic	¥(93,394)	¥132,995	¥5,122
Foreign	(35,556)	22,228	(35,312)
Total	¥(128,950)	¥155,223	¥(30,190)

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2015		2016
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥40,271	¥—	¥38,130	¥—
Depreciation and amortization	16,160	41,904	11,085	37,478
Accrued municipal governments tax	10,602	—	9,812	—
Allowance for doubtful accounts	—	—	23,144	—
Deferred revenue	1,843	—	—	—
Accrued bonus	45,937	—	49,354	—
Accrued vacation	18,077	—	63,984	—
Asset retirement obligations	15,537	—	16,591	—
Operating loss carryforwards	48,629	—	109,413	—
Derivatives	—	—	20,174	—
Accounts payable	—	—	4,754	—
Prepaid expenses	—	18,170	—	21,635
Unrealized gain on available-for-sale securities	—	97,769	—	141,653
Acquisition related costs	28,396	—	26,885	—
Share-based compensation expense	14,547	—	4,070	—
Intangible assets	—	—	—	707,315
Others	30,227	23,432	40,600	8,260
Total	270,226	181,275	417,996	916,341
Valuation allowances	(88,870)	—	(132,874)	—
Total	¥181,356	¥181,275	¥285,122	¥916,341

Schedule of analysis of movement in the valuation allowance for deferred tax assets

	Thousands of Yen
	2014	2015	2016
Balance at beginning of year	¥22,856	¥57,324	¥88,870
Additions	36,122	48,931	61,670
Deductions	(1,654)	(17,385)	(17,666)
Balance at end of year	¥57,324	¥88,870	¥132,874

Schedule of reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2014	2015	2016
Amount computed using normal Japanese statutory tax rate	¥(208,752)	¥163,336	¥(75,716)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	34,468	31,545	44,004
Change in statutory tax rate	1,836	15,798	18,074
Share-based compensation expense	25,331	6,927	21,531
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	27,204	15,776	14,475
Officers’ remuneration not deductible for tax purpose	775	4,870	—
Research and development tax credit	—	(7,513)	—
Non-deductible acquisition costs and earn-out liability adjustment	—	—	157,739
Others-net	13,487	7,355	3,018
Income tax expense (benefit) as reported	¥(105,651)	¥238,094	¥183,125